Trade and Other Receivables	12 Months Ended
Dec. 31, 2018
Disclosure Of Trade And Other Receivables [Abstract]
Trade and Other Receivables

12.  TRADE AND OTHER RECEIVABLES

a)	The detail of trade and other receivables as of December 31, 2018 and 2017, is as follows:

	Balance as of
	Current		Non-Current
Trade and Other Receivables, Gross	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$

Trade and other receivables, gross	4,350,373	2,932,551	907,022	616,793
Trade receivables, gross	3,017,469	2,342,813	171,513	96,367
Other receivables, gross (1)	1,332,904	589,738	735,509	520,426

	Balance as of
	Current		Non-Current
Trade and Other Receivables, Net	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$

Trade and other receivables, net	3,551,022	2,377,789	906,508	616,793
Trade receivables, net	2,264,869	1,791,262	171,513	96,367
Other receivables, net (1)	1,286,153	586,527	734,995	520,426
(1)

Includes as of December 31, 2018, mainly accounts receivable related to loans and advances to employees for ThUS22,906  (ThUS$22,330 as of December 31, 2017). Accounts receivable at our Brazilian subsidiaries Enel Distribución Río S.A. and Enel Distribución Ceará S.A., following the signing in 2014 of the addendum to the concession contracts where the outstanding assets are recoverable and/or can be offset in subsequent tariff periods for ThUS$1,241,355 (ThUS$365,086 as of December 31, 2017), which are guaranteed by the Brazilian government; a receivable to “low income” consumers for ThUS$216,699 (ThUS$243,022 as of December 31, 2017) to which a social discount is applied determining a “low income” final tariff, where the Brazilian government replenishes such discount to our subsidiaries Enel Distribución Río S.A. ., Enel Distribución Ceará S.A., Enel Distribución Goias and Enel Distribución Sao Paulo S.A. through a state subsidy; and receivables related to the VOSA project in Argentina for ThUS$371,222 (ThUS$353,738 as of December 31, 2017).

There are no significant trade and other receivables balances held by the Group that are not available for its use.

The Group does not have customers to which it has sales representing 10% or more of its operating revenue for the years ended December 31, 2018 and 2017.

Refer to Note 13.1 for detailed information on amounts, terms and conditions associated with accounts receivable from related companies.

b)   As of December 31, 2018 and 2017, the balance of past due but not impaired trade receivables is as follows:

	Balance as of
Trade Receivables Past Due But Not Impaired (*)	12-31-2018 ThUS$	12-31-2017 ThUS$
Less than three months	452,556	410,907
Between three and six months	133,316	93,335
Between six and twelve months	68,973	48,104
More than twelve months	93,200	52,305
Total	748,045	604,651

(*)These balances correspond to non-impaired past due accounts and the portion does not affect the provision of other accounts due receivable.

c)   The reconciliation of changes in the allowance for impairment of trade receivables is as follows:

Current and
Trade Receivables Past Due and Impaired	Non-Current ThUS$
Balance as of January 1, 2017	288,380
Increases (decreases) for the year (*)	124,120
Amounts written off	(81,995)
Foreign currency translation differences	(18,406)
Other movements	242,663
Balance as of December 31, 2017	554,762
Initial balance adjustment for IFRS 9	10,286
Increases (decreases) for the year (*)	114,671
Amounts written off	(47,959)
Foreign currency translation differences	(106,837)
Other movements	274,942
Balance as of December 31, 2018	799,865

(*)See Note 29.31 Impairment losses on financial assets.

The increase in the allowance for impairment of trade receivables was ThUS$114,671 and ThUS$124,120 for the years ended December 31, 2018 and 2017, respectively (see Note 31).

Write-offs for bad debt

Past-due debt is written off once all collection measures and legal proceedings have been exhausted and the debtors’ insolvency has been demonstrated. In our power generation business, this process normally takes at least one year of procedures for the few cases that arise in each country. In our distribution business, considering the differences in each country, the process takes at least 6 months in Argentina and Brazil, 12 months in Colombia and Peru. Overall, the risk of bad debt, and therefore the risk of writing off our trade receivables, is limited (see Notes 4.f.3 and 22.5).

d)    Additional information:

–Additional statistical information required under Official Bulletin 715 of the CMF, of February 3, 2012 (XBRL Taxonomy). See Appendix 2.

–Supplementary information on Trade Receivables, see Appendix 2.1.